DEFERRED CHARGES, NET (Tables)	6 Months Ended
Jun. 30, 2013
DEFERRED CHARGES, NET
Deferred Charges, Net
Financing Costs
Net Book Value at December 31, 2012	$573

Additions	250
Amortization	(276)

Net Book Value at June 30, 2013	$547

June 30, 2013
Current	$547

December 31, 2012
Current	$573